Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Bermuda
Foreign	7,569	6,223	3,187
Current Income Tax Expense (Benefit), Total	7,569	6,223	3,187
Deferred
Bermuda
Foreign	(2,076)	(1,742)	1,306
Deferred Income Tax Expense (Benefit), Total	(2,076)	(1,742)	1,306
Income tax expense	$ 5,493	$ 4,481	$ 4,493